CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,519	$ 1,448	$ 1,262
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,312	1,250	1,156
Deferred income taxes and investment tax credits	217	239	146
Impairment losses	153	9	0
Plant closure (adjustment) loss	0	(26)	6
Gain on sale of assets	(134)	(70)	(62)
Equity earnings	(84)	(189)	(119)
Remeasurement of equity method investment	(617)	0	0
Fixed-price contracts and other derivatives	21	(10)	(25)
Other	63	66	108
Insurance receivable for Aliso Canyon costs	(281)	(325)	0
Changes in other assets	56	(162)	19
Changes in other liabilities	153	(24)	45
Changes in working capital components:
Accounts receivable	(42)	(99)	44
Income taxes	3	39	62
Inventories	(20)	65	(133)
Regulatory balancing accounts	198	586	(317)
Regulatory assets and liabilities	(3)	(4)	8
Other current assets	(41)	(18)	(10)
Accounts payable	122	(157)	109
Reserve for Aliso Canyon costs	(221)	274	0
Other current liabilities	(55)	13	(138)
Net change in other working capital components	(59)	699	(375)
Net cash provided by operating activities	2,319	2,905	2,161
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(4,214)	(3,156)	(3,123)
Expenditures for investments and acquisition of businesses, net of cash and cash equivalents acquired	(1,582)	(200)	(240)
Proceeds from sale of assets, net of cash sold	763	373	149
Distributions from investments	25	15	13
Purchases of nuclear decommissioning and other trust assets	(1,034)	(531)	(613)
Proceeds from sales by nuclear decommissioning and other trusts	1,134	577	601
Increases in restricted cash	(139)	(100)	(152)
Decreases in restricted cash	175	93	155
Advances to unconsolidated affiliates	(25)	(31)	(185)
Decrease (increase) in loans to affiliate, net	11	74	18
Other	0	1	35
Net cash used in investing activities	(4,886)	(2,885)	(3,342)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(686)	(628)	(598)
Preferred dividends paid by subsidiary	(1)	(1)	(1)
Issuances of common stock	51	52	56
Repurchases of common stock	(56)	(74)	(38)
Issuances of debt (maturities greater than 90 days)	2,951	2,992	3,272
Payments on debt (maturities greater than 90 days)	(2,057)	(1,854)	(2,034)
Increase (decrease) in short-term debt, net	692	(622)	412
Proceeds from sale of noncontrolling interests, net of $40 in offering costs	1,692	0	0
Purchase of noncontrolling interests	0	0	(74)
Net distributions to noncontrolling interests	(63)	(73)	(104)
Tax benefit related to share-based compensation	0	52	0
Other	(10)	(17)	(37)
Net cash provided by (used in) financing activities	2,513	(173)	854
Effect of exchange rate changes on cash and cash equivalents	0	(14)	(7)
Increase (decrease) in cash and cash equivalents	(54)	(167)	(334)
Cash and cash equivalents, January 1	403	570	904
Cash and cash equivalents, December 31	349	403	570
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	532	537	536
Income tax payments (refunds), net	160	67	102
Noncash acquisition of businesses:
Assets acquired, net of cash and cash equivalents	3,876	10	0
Fair value of equity method investment immediately prior to acquisition	(1,144)	0	0
Liabilities assumed	(1,322)	(2)	0
Accrued purchase price	0	(5)	0
Cash paid, net of cash and cash equivalents acquired	1,410	3	0
Other Noncash Investing and Financing Items [Abstract]
Accrued capital expenditures	626	566	433
Increase in capital lease obligations for investment in property, plant and equipment	0	24	60
Financing of build-to-suit property	0	61	61
Redemption of industrial development bonds	0	79	0
Common dividends issued in stock	53	55	42
Dividends declared but not paid	196	180	166
San Diego Gas and Electric Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	565	606	527
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	646	604	530
Deferred income taxes and investment tax credits	258	195	223
Plant closure (adjustment) loss	0	(26)	6
Fixed-price contracts and other derivatives	(3)	(4)	(6)
Other	(35)	(16)	(23)
Changes in other assets	(16)	(122)	191
Changes in other liabilities	11	13	18
Changes in working capital components:
Accounts receivable	(31)	(10)	(47)
Due to/from affiliates, net	(19)	21	(10)
Income taxes	(115)	0	35
Inventories	(5)	(2)	4
Regulatory balancing accounts	35	474	(208)
Other current assets	25	(24)	(16)
Accounts payable	39	(28)	(23)
Other current liabilities	(28)	(17)	(104)
Net cash provided by operating activities	1,327	1,664	1,097
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(1,399)	(1,133)	(1,100)
Purchases of nuclear decommissioning trust assets	(1,034)	(526)	(609)
Proceeds from sales by nuclear decommissioning trusts	1,134	577	601
Increases in restricted cash	(49)	(39)	(84)
Decreases in restricted cash	60	35	96
Increase in loans to affiliate, net	(31)	0	0
Expenditures related to long-term service agreement	0	0	30
Net cash used in investing activities	(1,319)	(1,086)	(1,126)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(175)	(300)	(200)
Issuances of debt (maturities greater than 90 days)	498	444	100
Payments on debt (maturities greater than 90 days)	(204)	(547)	(24)
Increase (decrease) in short-term debt, net	(114)	(131)	187
Net distributions to noncontrolling interests	(21)	(30)	(53)
Debt issuance costs	(4)	(2)	0
Net cash provided by (used in) financing activities	(20)	(566)	10
Increase (decrease) in cash and cash equivalents	(12)	12	(19)
Cash and cash equivalents, January 1	20	8	27
Cash and cash equivalents, December 31	8	20	8
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	187	199	196
Income tax payments (refunds), net	137	88	(4)
Other Noncash Investing and Financing Items [Abstract]
Accrued capital expenditures	227	191	217
Increase in capital lease obligations for investment in property, plant and equipment	0	15	60
Southern California Gas Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	350	420	333
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	476	461	431
Deferred income taxes and investment tax credits	103	127	130
Impairment losses	22	9	0
Other	(26)	(20)	(7)
Insurance receivable for Aliso Canyon costs	(281)	(325)	0
Changes in other assets	35	(91)	(131)
Changes in other liabilities	7	(7)	29
Changes in working capital components:
Accounts receivable	37	(90)	30
Due to/from affiliates, net	6	(11)	(1)
Income taxes	(2)	8	17
Inventories	4	102	(113)
Regulatory balancing accounts	163	112	(109)
Other current assets	(13)	8	(3)
Accounts payable	36	(143)	156
Reserve for Aliso Canyon costs	(221)	274	0
Other current liabilities	(25)	46	3
Net cash provided by operating activities	671	880	765
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(1,319)	(1,352)	(1,104)
Decrease (increase) in loans to affiliate, net	50	(50)	0
Net cash used in investing activities	(1,269)	(1,402)	(1,104)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	0	(50)	(100)
Preferred dividends paid	(1)	(1)	(1)
Issuances of debt (maturities greater than 90 days)	499	599	747
Payments on debt (maturities greater than 90 days)	(3)	0	(250)
Increase (decrease) in short-term debt, net	62	(50)	8
Debt issuance costs	(5)	(3)	(7)
Net cash provided by (used in) financing activities	552	495	397
Increase (decrease) in cash and cash equivalents	(46)	(27)	58
Cash and cash equivalents, January 1	58	85	27
Cash and cash equivalents, December 31	12	58	85
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	92	79	62
Income tax payments (refunds), net	41	1	(10)
Other Noncash Investing and Financing Items [Abstract]
Accrued capital expenditures	$ 207	$ 189	$ 168